Summary of Significant Accounting Policies - Leased assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Leased assets
Lease liability	¥ 748,875		¥ 803,170
Right-of-use asset	¥ 876,259	$ 134,293	¥ 901,956
Accounting Standards Update 2016-02
Leased assets
Lease liability				¥ 767,694
Right-of-use asset				¥ 844,331